S000001599 [Member] Investment Objectives and Goals - Tax-Exempt Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Exempt Bond Fund
Objective [Heading]	Investment Objective (Fundamental)
Objective, Primary [Text Block]
The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.